Equipment, net (Details - Equipment) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cost:
Equipment gross	$ 729,830	$ 129,521
Less: accumulated depreciation	(99,551)	(18,147)
Equipment, net	630,279	111,374
Equipment [Member]
Cost:
Equipment gross	43,396	9,366
Vehicles [Member]
Cost:
Equipment gross	$ 686,434	$ 120,155